Common shares - Reconciliation of Shares Outstanding (Details) - USD ($)				12 Months Ended
	Sep. 27, 2021	Jun. 14, 2021	May 21, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total amount (in dollars)
Balance, beginning of period				$ 16,589,332	$ 2,883,742	$ 22,946,133
Share issuances (in dollars)				15,711,445	38,203,671	9,943,886
Exercise of stock options (in dollars)					28,750
Balance, end of period				$ (30,596,425)	$ 16,589,332	$ 2,883,742
Common Shares
Number of Shares
Balance, beginning of period (in shares)				17,801,885	13,502,477	11,683,689
Settlement of contingent consideration in shares					231,011
Exercise of stock options (shares)					5,500
Exercise of broker warrants					1,800
Balance, end of period (in shares)				29,436,545	17,801,885	13,502,477
Total amount (in dollars)
Balance, beginning of period				$ 98,408,917	$ 60,129,642	$ 50,185,756
Settlement of contingent consideration in shares (in dollars)					3,095,799
Exercise of stock options (in dollars)					46,875
Exercise of broker warrants (in dollars)					28,729
Balance, end of period				$ 114,120,362	$ 98,408,917	$ 60,129,642
Common Shares | Private placement
Number of Shares
Share issuances		2,353,347			2,353,347
Total amount (in dollars)
Share issuances (in dollars)					$ 23,221,195
Common Shares | Public offering
Number of Shares
Share issuances	1,707,750		1,818,788		1,707,750	1,818,788
Issuance of common shares - acquisition (shares)				11,634,660
Total amount (in dollars)
Share issuances (in dollars)					$ 11,886,677	$ 9,943,886
Acquisition purchase price consideration (in dollars)				$ 15,711,445